Valuation of derivatives interest cost from labor obligations and other financial items net - Schedule of Valuation of Derivatives and Other Financial Items (Detail) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [abstract]
Loss in valuation of derivatives, net (Note 7)		$ (10,268,520)		$ (28,639,687)	$ (6,755,214)
Capitalized interest expense (Note 10 b)		1,442,077		1,514,654	1,527,259
Commissions		(1,190,435)		(1,061,278)	(1,067,381)
Interest cost of labor obligations (Note 18)		(13,573,881)		(12,376,939)	(14,375,520)
Contractual earn-out from business combination (Note 4)		2,206,671		4,271,250
Interest expense on taxes		(220,983)		(190,822)	(243,075)
Recognized dividend income (3) (Note 4)	[1]	4,551,827		6,155,993	2,628,600
Contractual compensation from business combination		(647,013)
Impairment to notes receivable from joint venture		(12,184,562)
Impairment of joint venture		(4,677,782)
Allowance of doubtful accounts	[2]	(1,051,288)
Gain on net monetary positions		9,321,480	$ 552	11,538,061	4,876,842
Other financial cost	[3]	(522,259)		(327,451)	(835,028)
Total		$ (26,814,668)	$ (1,586)	$ (19,116,219)	$ (14,243,517)

[1]	Dividend received during 2021, 2022 and 2023 by Ps. 2,628,600, Ps, 5,426,370 and Ps. 4,590,313, respectively.
[2]	This figure is related to certain uncollectible balances.
[3]	Excludes discontinued operations of TracFone, Chile and Panama for the years ended 2021 and 2022. (See note 2ac)